AEGON/Transamerica Series Fund, Inc.

American Century Income & Growth

Supplement dated January 31, 2003 to the Statement of Additional Information dated May 1, 2002, as previously supplemented August 1, 2002, November 1, 2002, November 4, 2002 and January 31, 2003

Please read this Supplement carefully and retain it for future reference.

The following replaces the fee amount under the section “Portfolio Expenses Paid By Investment Adviser” in the left column on page ACIG-2:

Expense Cap: 1.40%

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